MATERIAL ACCOUNTING POLICY INFORMATION (Details - Investments in equity instruments) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares investments in equity	36,515,334	8,330,334	10,000,000
Cost of investments in equity	$ 2,207,109	$ 413,518	$ 496,400
Fair value of investments in equity	$ 2,936,565	$ 376,323	$ 496,400
Carlton Precious Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares investments in equity	6,755,334	8,330,334	10,000,000
Cost of investments in equity	$ 335,335	$ 413,518	$ 496,400
Fair value of investments in equity	$ 689,808	$ 376,323	$ 496,400
Mammoth Minerals Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares investments in equity	28,525,000	0	0
Cost of investments in equity	$ 1,835,869	$ 0	$ 0
Fair value of investments in equity	$ 2,197,199	$ 0	$ 0
Bravada Gold Corporation [Member]
IfrsStatementLineItems [Line Items]
Number of shares investments in equity	1,235,000	0	0
Cost of investments in equity	$ 35,905	$ 0	$ 0
Fair value of investments in equity	$ 49,558	$ 0	$ 0